Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ 6,500	$ 5,796	$ 8,206
Other comprehensive income:
Foreign currency translation adjustments	(267)	(48)	(39)
Total comprehensive loss	$ 6,233	$ 5,748	$ 8,167